Investment in and advances to GLDH (Details) - USD ($)	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Long Term Investments [Roll Forward]
Note receivable	$ 0	$ 5,200,000
Share issuances	2,750,000	0
Interest income accrued on the Note	520,000	693,333
Advances for working capital	1,285,960	666,876
Lease Assignment Agreement payment	0	783,765
Foreign exchange	42,617	29,062
Ending balance	$ 11,886,379	$ 7,373,036	$ 0